Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

21.  Related Party Transactions

The table below sets forth the major related party and their relationships with the Company as of December 31, 2021:

Name of related party	Relationship with the Group
Wang Xueji and other four individuals	Registered Shareholders

There has been no related party transaction during year ended December 31, 2019. On December 30, 2020, the Company received the subscription amount for ordinary shares issued of US$10 from the Registered Shareholders. There was no related party transaction for the year ended December 31, 2021.